Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate
Gross carrying amount	$ 8,809	$ 28,553
Loss allowance
Current [member]
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount		$ 23,801
Loss allowance
1-30 [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount		$ 4,752
Loss allowance
31-60 [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate	13.08%	13.07%
Gross carrying amount	$ 7,959
Loss allowance
61-90 [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate	24.14%	21.88%
Gross carrying amount	$ 664
Loss allowance
91-120 [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate	26.84%	34.09%
Gross carrying amount	$ 186
Loss allowance
121+ [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of trade receivables [Line Items]
Expected credit loss rate	0.00%	53.58%
Gross carrying amount
Loss allowance